Details of Significant Accounts - Amount recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Net losses recognized in profit or loss, Financial liabilities designated as at fair value through profit or loss	$ (93,777)	$ (150,745)	$ (2,022)
Preference share liabilities
Disclosure of financial liabilities [line items]
Net losses recognized in profit or loss, Financial liabilities designated as at fair value through profit or loss	(99,001)	(150,745)	$ (2,022)
Net losses recognized in other comprehensive income, Financial liabilities designated as at fair value through profit or loss	(7)	$ (58)
Warrant liabilities
Disclosure of financial liabilities [line items]
Net losses recognized in profit or loss, Financial liabilities designated as at fair value through profit or loss	$ 5,224